FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of committed maturities for liability payments

	Maturity
Item	1 year	More than 1 year up to 2	More than 2 years up to 3	More than 3 up to 4	More than 4 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	32,732,672	6,138,862	2,249,305	1,542,559	3,206,042
Bond payable	60,165,940	43,047,365	42,814,906	39,559,134	734,352,340
Operating lease obligations	10,606,875	9,875,310	9,035,715	8,988,245	24,872,335
Purchase obligations	34,884,104	6,634,305	974,124	150,495	297,867

Total	138,389,591	65,695,842	55,074,050	50,240,433	762,728,584